Fair values of financial assets and liabilities- Movements in Level 3 Financial Assets Portfolio (Details) - GBP (£) £ in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020
Reconciliation of changes in fair value measurement, assets [abstract]
Expected credit loss in respect of financial assets at fair value through other comprehensive income (memorandum item)	£ 3		£ 5
Level 3
Reconciliation of changes in fair value measurement, assets [abstract]
Balance at beginning of period	1,590	£ 1,889	1,889
Exchange and other adjustments	(18)	83
Gains (losses) recognised in the income statement within other income	(51)	21
Expected credit loss in respect of financial assets at fair value through other comprehensive income (memorandum item)	(4)
Purchases/increases to customer loans	18	368
Sales/repayments of customer loans	(376)	(312)
Transfers into the level 3 portfolio	4	14
Transfers out of the level 3 portfolio	(653)	(50)
Balance at end of period	510	2,013	1,590
Level 3 | Financial assets at fair value through profit or loss
Reconciliation of changes in fair value measurement, assets [abstract]
Balance at beginning of period	1,511	1,829	1,829
Exchange and other adjustments	(15)	79
Gains (losses) recognised in the income statement within other income	(49)	20
Purchases/increases to customer loans	18	368
Sales/repayments of customer loans	(374)	(312)
Transfers into the level 3 portfolio	4	0
Transfers out of the level 3 portfolio	(653)	(50)
Balance at end of period	442	1,934	1,511
Gains recognised in the income statement, within other income, relating to the change in fair value of those liabilities held at period end	(60)	105
Level 3 | Financial assets at fair value through other comprehensive income
Reconciliation of changes in fair value measurement, assets [abstract]
Balance at beginning of period	65	60	60
Exchange and other adjustments	(3)	4
Expected credit loss in respect of financial assets at fair value through other comprehensive income (memorandum item)	(4)
Purchases/increases to customer loans	0	0
Sales/repayments of customer loans	(2)	0
Transfers into the level 3 portfolio	0	0
Transfers out of the level 3 portfolio	0	0
Balance at end of period	56	64	65
Level 3 | Derivative financial instruments
Reconciliation of changes in fair value measurement, assets [abstract]
Balance at beginning of period	14	0	0
Exchange and other adjustments	0	0
Gains (losses) recognised in the income statement within other income	(2)	1
Purchases/increases to customer loans	0	0
Sales/repayments of customer loans	0	0
Transfers into the level 3 portfolio	0	14
Transfers out of the level 3 portfolio	0	0
Balance at end of period	12	15	£ 14
Gains recognised in the income statement, within other income, relating to the change in fair value of those liabilities held at period end	(2)	0
Level 3 | Total financial assets carried at fair value
Reconciliation of changes in fair value measurement, assets [abstract]
Gains recognised in the income statement, within other income, relating to the change in fair value of those liabilities held at period end	£ (62)	£ 105